Stock Options - Additional Information (Detail) - USD ($)	1 Months Ended		12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock market value per share	$ 0.2	$ 0.2	$ 0.2	$ 0.2
Restricted stock non-vested shares	13,500		13,500
Unrecognized stock-based compensation expense	$ 53,775		$ 53,775
Intrinsic value of options granted			372,060
Total intrinsic value of options exercised			$ 0	$ 1,950
Stock options granted			0	0
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock restriction period			1 year	1 year
Restricted stock grants			7,500	7,500
Common stock market value per share	$ 21.51	$ 18.86	$ 21.51	$ 18.86
Restricted stock grant date fair value	$ 161,325	$ 141,450	$ 161,325	$ 141,450
Restricted stock cost	13,444	11,788	186,425	117,300
Restricted stock, deferred taxes	$ 4,397	$ 5,016	$ 57,700	$ 44,250
Restricted Stock [Member] | Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock restriction period				5 years
Restricted stock grants				7,500
Restricted stock cost				$ 31,725
Restricted stock vesting percentage				20.00%
Number of restricted Shares Vested				1,500
Employee Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted, expiration period			10 years
Intrinsic value of options granted			$ 0
Stock options granted			0	0	0
Directors Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock restriction period			6 months
Stock options granted, expiration period			10 years
Intrinsic value of options granted			$ 372,060
Stock options granted			0	0	0
Directors Stock Option Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted			210,000
2013 Incentive Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted			0